FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
FINANCIAL INSTRUMENTS
Schedule of change in derivative financial instrument

	Derivative financial instruments
	Six Months Ended June 30,
	2024	2023

	U.S. dollars in thousands
Balance at beginning of the period	741	2,623
Initial recognition of financial liability	9,860	7,083
Initial recognition of unrecognized day 1 loss	(952)	—
Fair value adjustments recognized in profit or loss	(7,108)	(8,071)
Balance at end of the period	2,541	1,635